Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

21- Commitments and Contingencies

Capital leases included in property, plant and equipment are as follows:

	December 31,
	2010	2011
Machinery and equipment	3,644	3,953
Furniture and fixtures	359	389

	4,003	4,342
Less accumulated depreciation	(3,211)	(4,075)

	792	267

At December 31, 2011 minimum rental commitments under capital leases and operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

	Capital leases	Operating leases
2012	142	21,933
2013	—	16,591
2014	—	11,361
2015	—	8,903
2016	—	8,040
Years thereafter	—	11,817

Total	142	78,645
Less amount representing interest	(1)

Present value of net minimum lease payments	141

Aggregate rental expense for operating leases was € 10,719 in 2009, € 10,173 in 2010 and € 22,335 in 2011. At December 31, 2011 the Company had entered into purchase commitments with suppliers in the amount of € 174,532 for purchases, of which € 170,421 for purchases within the next 12 months. Commitments for capital expenditures at December 31, 2011 were € 17,433.

Change of Control Transaction

If the Company desires to effect a change of control transaction with a competitor of Applied Materials, Inc., ("Applied Materials") the Company must, pursuant to a litigation settlement agreement in 1997, as amended and restated in 1998, first offer the change of control transaction to Applied Materials on the same terms as the Company would be willing to accept from that competitor pursuant to a bona fide arm's-length offer by that competitor.